INCOME TAXES - Summary of Major Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 38	$ 42
Deferred income tax expense	143	136
Total income tax expense	$ 181	$ 178